Acquisitions, Dispositions And Other Adjustments (GSF Telecom Acquisitions Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line items]
Acquisition of business - anticipated or actual cash paid to seller		$ 2,959	$ 30,759	$ 3,141
GSF Telecom Holdings [Member] | Acquisition [Member]
Business Acquisition [Line items]
Acquisition of business - period of acquisition	Jan. 30, 2015
Acquisition of business - allocaton to debt, net of cash received by seller (in millions)	$ 700
Acquisition of business - anticipated or actual cash paid to seller	2,500
GSF Telecom Holdings [Member] | Acquisition [Member] | Customer lists and relationships [Member]
Business Acquisition [Line items]
Acquisition of intangible assets - value/amount of assets acquired	378
GSF Telecom Holdings [Member] | Acquisition [Member] | Goodwill [Member]
Business Acquisition [Line items]
Acquisition of business - value/amount of assets acquired	956
GSF Telecom Holdings [Member] | Acquisition [Member] | Property, Plant and Equipment [Member]
Business Acquisition [Line items]
Acquisition of business - value/amount of assets acquired	658
GSF Telecom Holdings [Member] | Acquisition [Member] | Spectrum Licenses [Member]
Business Acquisition [Line items]
Acquisition of intangible assets - value/amount of assets acquired	735
GSF Telecom Holdings [Member] | Acquisition [Member] | Trade Name [Member]
Business Acquisition [Line items]
Acquisition of intangible assets - value/amount of assets acquired	$ 26